SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Cash	$ 0	$ 0
Impairment of Long-Lived Assets to be Disposed of	$ 0	$ 0
USD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Currency Exchange Rate, Translation	0.7460
SGD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Currency Exchange Rate, Translation	1